CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2011	$ 27,662,476	$ 8,439,258	$ 29,145,094	$ 29,456,240	$ 1,909,742	$ 96,612,810
Balance (in shares) at Dec. 31, 2011		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(2,059,556)	(2,059,556)
Accretion of Fair Value of Warrant	164,577			(164,577)		0
Dividends on Preferred Shares				(1,435,385)		(1,435,385)
Net Income				2,641,298		2,641,298
Balance at Dec. 31, 2012	27,827,053	8,439,258	29,145,094	30,497,576	(149,814)	95,759,167
Balance (in shares) at Dec. 31, 2012		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(8,925,212)	(8,925,212)
Accretion of Fair Value of Warrant	172,947			(172,947)		0
Dividends on Preferred Shares				(1,508,761)		(1,508,761)
Net Income				4,629,045		4,629,045
Balance at Dec. 31, 2013	28,000,000	8,439,258	29,145,094	33,444,913	(9,075,026)	89,954,239
Balance (in shares) at Dec. 31, 2013		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					4,230,052	4,230,052
Dividends on Preferred Shares				(2,688,604)		(2,688,604)
Net Income				7,531,625		7,531,625
Balance at Dec. 31, 2014	$ 28,000,000	$ 8,439,258	$ 29,145,094	$ 38,287,934	$ (4,844,974)	$ 99,027,312
Balance (in shares) at Dec. 31, 2014		8,439,258